Fair Value Measurement	6 Months Ended
Jun. 30, 2026
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 16 — FAIR VALUE MEASUREMENT

Our financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2026 are as follows:

	June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned
Equities(1)	$1,307,361	$–	$–	$1,307,361
U.S Treasury Bills(2)	74,584,645	–	–	74,584,645
FX forward contract(1)	43,503	–	–	43,503
Customer-held fractional shares	223,802,727	–	–	223,802,727
Total financial assets	$299,738,236	$–	$–	$299,738,236

Liabilities
Financial instruments sold not yet purchased
Equity options(3)	$29,540	$–	$–	$29,540
Fractional share repurchase obligation(3)	223,802,727	–	–	223,802,727
Total financial liabilities	$223,832,267	$–	$–	$223,832,267

(1)	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on the condensed consolidated statements of financial position.
(2)	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our condensed consolidated statements of financial position.
(3)	Fair value of obligation is classified within payables due to customers on the condensed consolidated statements of financial position.

During the six months ended June 30, 2026, there were no transfers between levels for financial assets and liabilities.

Our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 are as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Financial instruments owned
Equities(1)	$1,390,290	$–	$–	$1,390,290
U.S Treasury Bills(2)	349,038,044	–	–	349,038,044
FX forward contract(1)	21,538	–	–	21,538
Customer-held fractional shares	172,309,953	–	–	172,309,953
Total financial assets	$522,759,825	$–	$–	$522,759,825

Liabilities
Financial instruments sold not yet purchased
Equity options(3)	$1,115	$–	$–	$1,115
Fractional share repurchase obligation(3)	172,309,953	–	–	172,309,953
Total financial liabilities	$172,311,068	$–	$–	$172,311,068

(1)	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on the condensed consolidated statements of financial position.
(2)	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our condensed consolidated statements of financial position.
(3)	Fair value of these obligation are classified within payables due to customers on the condensed consolidated statements of financial position.

During the year ended December 31, 2025, there were no transfers between levels for financial assets and liabilities.